Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Consolidated Statements Of Operations And Comprehensive Loss Abstract
Loss per share, diluted	[1]	$ (7.24)	$ (4.01)	$ (0.76)
Weighted average number of shares for the purposes of diluted loss per share	[1]	1,300,050	927,345	543,902

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.